Cover	Nov. 27, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 27, 2023
Entity File Number	000-25668
Entity Registrant Name	GLOBAL TECHNOLOGIES, LTD
Entity Central Index Key	0000932021
Entity Tax Identification Number	86-0970492
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8 Campus Dr.
Entity Address, Address Line Two	Suite 105
Entity Address, City or Town	Parsippany
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07054
City Area Code	(973)
Local Phone Number	233-5151
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	GTLL
Entity Emerging Growth Company	false